Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Jul. 31, 2024	May 31, 2024	Mar. 31, 2024	Jan. 31, 2024	Nov. 30, 2023	Sep. 30, 2023	Jul. 31, 2023
C000259601 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,018	$ 10,000
C000243875 [Member]
Account Value [Line Items]
Accumulated Value	12,521		$ 11,906		$ 12,842		$ 13,048		$ 12,466	$ 12,144	$ 11,549	$ 11,742	$ 10,571	$ 9,796	$ 9,332	$ 10,000
C000254162 [Member]
Account Value [Line Items]
Accumulated Value	10,170	9,433	9,266	$ 10,046	10,421	$ 10,171	10,253	$ 9,803	10,000
Solactive US Aggregate Bond Index ($9,920) [Member]
Account Value [Line Items]
Accumulated Value	9,920	10,000
S&P 500 Index - ($13,225) [Member]
Account Value [Line Items]
Accumulated Value	13,225		12,527		13,451		13,406		12,778	$ 12,215	$ 11,650	$ 11,572	$ 10,643	$ 10,012	$ 9,372	$ 10,000
S&P 500 Index- NAV ($10,350) [Member]
Account Value [Line Items]
Accumulated Value	$ 10,350	$ 9,737	$ 9,803	$ 10,389	$ 10,526	$ 10,241	$ 10,491	$ 9,909	$ 10,000